Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	ck0000012601_SupplementTextBlock
Principal Variable Contracts Funds, Inc.
Supplement dated June 30, 2016
to the Statutory Prospectus dated May 1, 2016
(as supplemented on June 17, 2016)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Strategic Asset Management Balanced Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) BALANCED PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	Delete the first sentence under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Conservative Balanced Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE BALANCED PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	Delete the first sentence under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Conservative Growth Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) CONSERVATIVE GROWTH PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	Delete the first sentence under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Flexible Income Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) FLEXIBLE INCOME PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	Delete the first sentence under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.

Strategic Asset Management Strategic Growth Portfolio
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	SAM (STRATEGIC ASSET MANAGEMENT) STRATEGIC GROWTH PORTFOLIO
Strategy [Heading]	rr_StrategyHeading	Delete the first sentence under Principal Investment Strategies and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The SAM Portfolios operate as funds of funds and invest principally in Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying Fund. If an Underlying Fund offers multiple classes of shares, the SAM Portfolios will purchase shares of the class with the lowest expense ratio at the time of purchase.